SEGMENT INFORMATION - Summary of Segment Information (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Segment Reporting Information [Line Items]
Revenues from external customers	$ 37,315	$ 42,415
Less:
Cost of revenues	39,442	31,575
Research and development expenses	40,747	40,354
Sales and marketing expenses	6,258	4,183
General and administrative expenses	16,678	13,109
Financial income, net	(1,597)	(385)
Taxes on income	108	119
Segment loss	64,321	46,540
Other segment disclosures:
Depreciation and amortization expenses	3,914	4,076
Share-based compensation expenses	11,022	11,850
Interest income	1,555	2,625
Expenditures for segment assets	3,885	$ 3,210
Assets:
Segment assets	$ 123,109		$ 138,452